Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Financial Instruments

10.	Financial Instruments

The preparation of our consolidated financial statements in accordance with GAAP requires certain of our assets and liabilities to be reflected at their fair value, and others on another basis, such as an adjusted historical cost basis.  In this note, we provide details on the fair value of financial assets and liabilities and how we determine those fair values.  We present this information for those financial instruments that are measured at fair value for which the change in fair value impacts net income or other comprehensive income separately from other financial assets and liabilities.

Financial Instruments Measured at Fair Value in our Balance Sheets
Certain of our financial instruments are measured at fair value in our balance sheets.  The fair values of these instruments are based on valuations that include inputs that can be classified within one of three levels of a hierarchy established by GAAP.  The following are the levels of the hierarchy and a brief description of the type of valuation information (“inputs”) that qualifies a financial asset or liability for each level:

◦	Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets.

◦
Level 2 – Inputs other than Level 1 that are based on observable market data.  These include: quoted prices for similar assets in active markets, quoted prices for identical assets in inactive markets, inputs that are observable that are not prices (such as interest rates and credit risks) and inputs that are derived from or corroborated by observable markets.

◦	Level 3 – Developed from unobservable data, reflecting our own assumptions.

Financial assets and liabilities are classified based upon the lowest level of input that is significant to the valuation.  When quoted prices in active markets for identical assets and liabilities are available, we use these quoted market prices to determine the fair value of financial assets and liabilities and classify these assets and liabilities as Level 1.  In other cases where a quoted market price for identical assets and liabilities in an active market is either not available or not observable, we estimate fair value using valuation methodologies based on available and observable market information or by using a matrix pricing model.  These financial assets and liabilities would then be classified as Level 2.  If quoted market prices are not available, we determine fair value using broker quotes or an internal analysis of each investment’s financial performance and cash flow projections.  Thus, financial assets and liabilities may be classified in Level 3 even though there may be some significant inputs that may be observable.

The following is a description of the valuation methodologies used for our financial assets and liabilities that are measured at fair value, including the general classification of such assets and liabilities pursuant to the valuation hierarchy.

Debt Securities – Where quoted prices are available in an active market, our debt securities are classified in Level 1 of the fair value hierarchy.  Our Level 1 debt securities are comprised primarily of U.S. Treasury securities.  If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing, which use quoted market prices of debt securities with similar characteristics, or discounted cash flows to estimate fair value.  We obtained one price for each of our Level 2 debt securities and did not adjust any of these prices at December 31, 2012 or 2011.

We also value certain debt securities using Level 3 inputs.  For Level 3 debt securities, fair values are determined by outside brokers or, in the case of certain private placement securities, are priced internally.  Outside brokers determine the value of these debt securities through a combination of their knowledge of the current pricing environment and market flows.  We obtained one non-binding broker quote for each of these Level 3 debt securities and did not adjust any of these quotes at December 31, 2012 or 2011.  The total fair value of our broker quoted securities was approximately $117 million and $107 million at December 31, 2012 and 2011 respectively.  Examples of these Level 3 debt securities include certain U.S. and foreign corporate securities and certain of our commercial mortgage-backed securities as well as other asset-backed securities.  For some of our private placement securities, our internal staff determines the value of these debt securities by analyzing spreads of corporate and sector indices as well as interest spreads of comparable public bonds.  Examples of these Level 3 debt securities include certain U.S. and foreign securities and certain tax-exempt municipal securities.

Equity Securities – We currently have two classifications of equity securities:  those that are publicly traded and those that are privately held.  Our publicly-traded securities are classified as Level 1 because quoted prices are available for these securities in an active market.  For privately-held equity securities, there is no active market; therefore, we classify these securities as Level 3 because we price these securities through an internal analysis of each investment’s financial statements and cash flow projections. Significant unobservable inputs consist of earnings and revenue multiples, discount for lack of marketability and comparability adjustments. An increase or decrease in any of these unobservable inputs would result in a change in the fair value measurement, which may be significant.

Derivatives – Where quoted prices are available in an active market, our derivatives are classified in Level 1 of the fair value hierarchy. Certain of our derivative instruments are valued using models that primarily use market observable inputs and therefore are classified as Level 2 because they are traded in markets where quoted market prices are not readily available.

Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2012 and 2011 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2012
Assets:
Debt securities:
U.S. government securities	$1,311.4	$248.1	$—	$1,559.5
States, municipalities and political subdivisions	—	3,031.8	2.7	3,034.5
U.S. corporate securities	—	7,736.0	54.6	7,790.6
Foreign securities	—	3,317.9	52.7	3,370.6
Residential mortgage-backed securities	—	979.0	—	979.0
Commercial mortgage-backed securities	—	1,396.5	20.1	1,416.6
Other asset-backed securities	—	512.6	29.5	542.1
Redeemable preferred securities	—	80.5	14.1	94.6
Total debt securities	1,311.4	17,302.4	173.7	18,787.5
Equity securities	18.2	—	22.1	40.3
Derivatives	—	8.9	—	8.9
Total	$1,329.6	$17,311.3	$195.8	$18,836.7
Liabilities:
Derivatives	$—	$.3	$—	$.3
December 31, 2011
Assets:
Debt securities:
U.S. government securities	$1,307.0	$252.3	$—	$1,559.3
States, municipalities and political subdivisions	—	2,858.4	1.7	2,860.1
U.S. corporate securities	—	7,122.5	51.6	7,174.1
Foreign securities	—	2,805.7	49.4	2,855.1
Residential mortgage-backed securities	—	900.8	—	900.8
Commercial mortgage-backed securities	—	1,358.3	29.5	1,387.8
Other asset-backed securities	—	419.4	34.4	453.8
Redeemable preferred securities	—	146.6	15.7	162.3
Total debt securities	1,307.0	15,864.0	182.3	17,353.3
Equity securities	.8	—	36.7	37.5
Derivatives	—	2.0	—	2.0
Total	$1,307.8	$15,866.0	$219.0	$17,392.8
Liabilities:
Derivatives	$—	$.1	$—	$.1

There were no transfers between Levels 1 and 2 during the years ended December 31, 2012 and 2011.

The change in the balance of Level 3 financial assets during 2012 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$49.4	$29.5	$36.7	$103.4	$219.0
Net realized and unrealized capital gains (losses):
Included in earnings	1.6	3.0	.8	(1.0)	4.4
Included in other comprehensive income	2.9	(1.1)	(.2)	4.7	6.3
Other (1)	.7	—	7.5	.5	8.7
Purchases	50.0	5.1	7.2	25.6	87.9
Sales	(36.2)	(4.9)	(12.2)	(6.2)	(59.5)
Settlements	(1.2)	(6.1)	—	(17.4)	(24.7)
Transfers out of Level 3, net	(14.5)	(5.4)	(17.7)	(8.7)	(46.3)
Ending balance	$52.7	$20.1	$22.1	$100.9	$195.8

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

The change in the balance of Level 3 financial assets during 2011 was as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$54.9	$36.9	$37.9	$138.6	$268.3
Net realized and unrealized capital gains (losses):
Included in earnings	1.0	3.4	—	(2.8)	1.6
Included in other comprehensive income	(.8)	1.9	—	2.2	3.3
Other (1)	(.9)	—	(6.4)	(4.2)	(11.5)
Purchases	35.1	—	5.5	22.7	63.3
Sales	(24.5)	—	(.3)	(18.0)	(42.8)
Settlements	(1.3)	(12.7)	—	(28.5)	(42.5)
Transfers out of Level 3, net	(14.1)	—	—	(6.6)	(20.7)	(2)
Ending balance	$49.4	$29.5	$36.7	$103.4	$219.0
Amount of Level 3 net unrealized losses
included in net income	$—	$—	$—	$(.2)	$(.2)

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

(2)	Gross transfers into Level 3 during 2011 include $11.1 million of other financial assets. Gross transfers out of Level 3 during
2011 include $17.7 million of other financial assets and $14.1 million of foreign securities.

The total gross transfers into (out of) Level 3 during the years ended December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
Gross transfers into Level 3	$1.8	$11.1
Gross transfers out of Level 3	(48.1)	(31.8)
Net transfers out of Level 3	$(46.3)	$(20.7)

Gross transfers out of Level 3 during 2012 primarily relate to equity securities that were valued using quoted prices in an active market and debt securities that were valued using observable inputs.

Financial Instruments Not Measured at Fair Value in our Balance Sheets
The following is a description of the valuation methodologies used for estimating the fair value of our financial assets and liabilities that are carried on our balance sheets at adjusted cost or contract value.

Mortgage loans:  Fair values are estimated by discounting expected mortgage loan cash flows at market rates that reflect the rates at which similar loans would be made to similar borrowers.  These rates reflect our assessment of the credit worthiness of the borrower and the remaining duration of the loans.  The fair value estimates of mortgage loans of lower credit quality, including problem and restructured loans, are based on the estimated fair value of the underlying collateral.

Investment contract liabilities:
•With a fixed maturity:  Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, us for similar contracts.
•Without a fixed maturity:  Fair value is estimated as the amount payable to the contract holder upon demand.  However, we have the right under such contracts to delay payment of withdrawals that may ultimately result in paying an amount different than that determined to be payable on demand.

Long-term debt:  Fair values are based on quoted market prices for the same or similar issued debt or, if no quoted market prices are available, on the current rates estimated to be available to us for debt of similar terms and remaining maturities.

The carrying value and estimated fair value classified by level of fair value hierarchy for certain of our financial instruments at December 31, 2012 was as follows:

	Carrying Value	Estimated Fair Value
(Millions)		Level 1	Level 2	Level 3	Total
December 31, 2012
Assets:
Mortgage loans	$1,643.6	$—	$—	$1,698.6	$1,698.6
Liabilities:
Investment contract liabilities:
With a fixed maturity	18.5	—	—	18.5	18.5
Without a fixed maturity	590.2	—	—	611.1	611.1
Long-term debt	6,481.3	—	7,408.7	—	7,408.7

The carrying value and estimated fair value of certain of our financial instruments at December 31, 2011 was as follows:

	December 31, 2011
	Carrying	Estimated
(Millions)	Value	Fair Value
Assets:
Mortgage loans	$1,648.5	$1,703.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	34.6	34.9
Without a fixed maturity	543.9	559.4
Long-term debt	3,977.7	4,643.1

Separate Accounts Measured at Fair Value in our Balance Sheets
Separate Accounts assets in our Large Case Pensions business represent funds maintained to meet specific objectives of contract holders.  Since contract holders bear the investment risk of these assets, a corresponding Separate Accounts liability has been established equal to the assets.  These assets and liabilities are carried at fair value.  Net investment income and capital gains and losses accrue directly to such contract holders.  The assets of each account are legally segregated and are not subject to claims arising from our other businesses.  Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on Separate Accounts assets are not reflected in our statements of income, shareholders’ equity or cash flows.

Separate Accounts assets include debt and equity securities and derivative instruments.  The valuation methodologies used for these assets are similar to the methodologies described beginning on page 103.  Separate Accounts assets also include investments in common/collective trusts that are carried at fair value. Common/collective trusts invest in other investment funds otherwise known as the underlying funds. The Separate Accounts’ interests in the common/collective trust funds are based on the fair values of the investments of the underlying funds and therefore are classified as Level 2. The assets in the underlying funds primarily consist of equity securities. Investments in common/collective trust funds are valued at their respective net asset value per share/unit on the valuation date.

Separate Accounts financial assets at December 31, 2012 and 2011 were as follows:

	2012				2011
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$721.7	$2,343.9	$.4	$3,066.0	$1,079.1	$2,817.8	$—	$3,896.9
Equity securities	194.9	1.0	—	195.9	240.0	—	—	240.0
Derivatives	—	(1.8)	—	(1.8)	—	(5.0)	—	(5.0)
Common/collective trusts	—	749.0	—	749.0	—	696.0	—	696.0
Total (1)	$916.6	$3,092.1	$.4	$4,009.1	$1,319.1	$3,508.8	$—	$4,827.9

(1)	Excludes $238.0 million and $390.3 million of cash and cash equivalents and other receivables at December 31, 2012 and 2011, respectively.

At December 31, 2010, we had $56.0 million of Level 3 Separate Accounts financial assets, which were primarily sold during 2011, and as a result, at December 31, 2011 we did not have any Level 3 Separate Accounts financial assets. During 2012, we had an immaterial amount of Level 3 Separate Accounts financial assets. Gross transfers out of Level 3 during 2012 and 2011 were $1.9 million and $1.1 million, respectively. There were no transfers into Level 3 during 2012 or 2011. In addition, there were no transfers between Levels 1 and 2 during the years ended December 31, 2012 and 2011.